UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number  811-21486
                                    811-21538

Name of Fund:  BlackRock Real Investment Fund and Master Real Investment Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Real Investment Fund and Master Real Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 -  Schedule of Investments


BlackRock Real Investment Fund


Schedule of Investments as of August 31, 2006

                                   Beneficial
                                     Interest   Mutual Funds                                                             Value
                             $     76,485,894   Master Real Investment Trust                                      $    92,932,145

                                                Total Investments (Cost - $62,283,615) - 100.1%                        92,932,145
                                                Liabilities in Excess of Other Assets - (0.1%)                           (65,192)
                                                                                                                  ---------------
                                                Net Assets - 100.0%                                               $    92,866,953
                                                                                                                  ===============



Master Real Investment Trust


Schedule of Investments as of August 31, 2006

                                     Face
                                   Amount    Asset-Backed Securities+                                                    Value
                            $   1,000,000    ACE Securities Corp. Series 2004-OP1 Class M3,
                                             6.58% due 4/25/2034 (a)                                              $     1,001,990
                                3,000,000    Accredited Mortgage Loan Trust Series 2004-3 Class 2A6, 5.91%
                                             due 10/25/2034 (a)                                                         3,029,241
                                  482,222    Altius Funding Ltd. Series 2005-2A Class D,
                                             8.08% due 12/05/2040 (a)(b)                                                  482,222
                                  200,000    American Express Credit Account Master Trust Series 2002-1 Class
                                             A, 5.44% due 9/15/2009 (a)                                                   200,119
                                1,000,000    Ameriquest Mortgage Securities, Inc. Series 2004-IA1 Class M4,
                                             6.83% due 9/25/2034 (a)                                                    1,011,068
                                1,500,000    Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class M2,
                                             5.91% due 2/25/2034 (a)                                                    1,505,452
                                  480,855    Amortizing Residential Collateral Trust Series 2002-BC3 Class M2,
                                             6.43% due 6/25/2032 (a)                                                      486,958
                                  200,000    Asset Backed Securities Corp. Home Equity Series 2004-HE9 Class
                                             M2, 6.524% due 12/25/2034 (a)                                                203,498
                                  200,000    Bank One Issuance Trust Series 2002-A5 Class A5,
                                             5.45% due 6/15/2010 (a)                                                      200,264
                                1,000,000    Bear Stearns Asset Backed Securities, Inc. Series 2004-FR3 Class
                                             M2, 6.50% due 10/25/2034 (a)                                               1,017,352
                                  500,000    Buckingham CDO Ltd. Series 2005-2A Class E,
                                             8.33% due 4/05/2041 (a)                                                      499,500
                                  119,770    Capital Auto Receivables Asset Trust Series 2003-2 Class A4B,
                                             5.39% due 1/15/2009 (a)                                                      119,773
                                1,500,000    Capital One Multi-Asset Execution Trust Series 2002-C1 Class C1,
                                             8.08% due 7/15/2010 (a)                                                    1,539,163
                                2,000,000    Centex Home Equity Series 2004-D Class MV1,
                                             5.95% due 9/25/2034 (a)                                                    2,017,907
                                  924,574    Countrywide Asset Backed Certificates Series 2003-2 Class M1,
                                             6.028% due 6/26/2033 (a)                                                     926,042
                                1,000,000    Countrywide Asset Backed Certificates Series 2004-5 Class M2,
                                             6% due 7/25/2034 (a)                                                       1,008,160
                                2,000,000    Countrywide Asset Backed Certificates Series 2004-8 Class M1,
                                             6.03% due 2/25/2035 (a)                                                    2,015,368
                                1,000,000    Countrywide Asset Backed Certificates Series 2005-BC3 Class
                                             2A3, 5.74% due 6/25/2035 (a)                                               1,004,060
                                  500,000    Duke Funding High Grade II-S/EGAM, Ltd. Series 2006-1A Class
                                             D, 8.33% due 10/04/2050 (a)(b)                                               500,000
                                2,000,000    Fremont Home Loan Trust Series 2004-3 Class M2,
                                             6.03% due 11/25/2034 (a)                                                   2,009,513
                                   96,375    Household Automotive Trust Series 2002-3 Class A4B,
                                             5.67% due 5/18/2009 (a)                                                       96,442
                                  253,307    MSDWCC Heloc Trust Series 2003-2 Class A,
                                             5.59% due 4/25/2016 (a)                                                      253,755
                                1,000,000    Mastr Asset Backed Securities Trust Series 2004-HE1 Class M5,
                                             6.68% due 9/25/2034 (a)                                                    1,015,731
                                  843,733    Morgan Stanley ABS Capital I, Inc. Series 2003-NC5 Class M2,
                                             7.33% due 4/25/2033 (a)                                                      847,516
                                  115,419    Morgan Stanley ABS Capital I, Inc. Series 2004-NC1 Class A2,
                                             5.70% due 12/27/2033 (a)                                                     115,470
                                  500,000    Residential Asset Mortgage Products, Inc. Series 2004-RZ4 Class
                                             M3, 6.23% due 12/25/2034 (a)                                                 504,484
                                1,000,000    Residential Asset Securities Corp. Series 2004-KS8 Class MII2,
                                             6.41% due 9/25/2034 (a)                                                      999,988
                                   68,458    Wachovia Asset Securitization, Inc. Series 2003-HE1 Class A1,
                                             5.62% due 3/25/2033 (a)                                                       68,545
                                  459,000    Wells Fargo Home Equity Trust Series 2004-2 Class M5,
                                             6.58% due 11/25/2033 (a)                                                     471,049

                                             Total Asset-Backed Securities
                                             (Cost - $25,035,433) - 22.5%                                              25,150,630



Industry                                     Corporate Bonds & Structured Notes
Capital Markets - 5.3%          5,000,000    Morgan Stanley & Co., 4.826% due 3/22/2007 (a)                             5,931,900

Commercial Banks - 12.1%        8,700,000    Barclays Bank Plc (Goldman Sachs Commodity Index Total Return
                                             Linked Notes), 5.39% due 9/13/2007 (b)(c)                                 13,455,855

Diversified Financial          12,000,000    AIG-FP Structured Finance (Cayman) Limited (Goldman Sachs
Services - 20.7%                             Commodity Index Total Return Linked Notes), 0%
                                             due 5/10/2007 (c)                                                         11,459,700
                                3,000,000    AIG-FP Structured Finance (Cayman) Limited (Goldman Sachs
                                             Commodity Index Total Return Linked Notes), 1.50%
                                             due 5/14/2007 (c)                                                          4,624,209
                                6,200,000    IXIS Financial Products, Inc., 5.24% due 7/19/2007 (a)                     5,473,794
                                1,000,000    Links Finance Corp. Series 55, 5.64% due 9/15/2010 (a)                       998,834
                                  500,000    Sigma Finance Corp., 5.499% due 3/31/2014 (a)(b)(f)                          501,281
                                                                                                                  ---------------
                                                                                                                       23,057,818

Oil, Gas & Consumable             250,000    Pemex Project Funding Master Trust, 6.69% due 6/15/2010 (a)(b)               255,750
Fuels - 0.2%

                                             Total Corporate Bonds & Structured Notes
                                             (Cost - $41,718,752) - 38.3%                                              42,701,323



                                             Government Agency Mortgage-Backed Securities+
                                             Fannie Mae Guaranteed Pass Through Certificates:
                                1,013,235        4.70% due 12/01/2012                                                     979,568
                                1,479,513        4.79% due 7/01/2013                                                    1,428,169
                                  633,888        4.825% due 12/01/2013                                                    621,609
                                3,221,536        5.23% due 12/01/2012                                                   3,215,511
                                  705,107        5.60% due 11/01/2013                                                     710,244
                                  229,549        5.95% due 11/01/2011                                                     232,393
                                2,313,911        6.33% due 1/01/2029 - 2/01/2029                                        2,422,531
                                  472,715        6.83% due 1/01/2011                                                      483,353
                                  247,313        7.367% due 10/01/2009                                                    256,824

                                             Total Government Agency Mortgage-Backed Securities
                                             (Cost - $10,552,545) - 9.3%                                               10,350,202

Collateralized Mortgage         2,089,992    Fannie Mae Trust Series 2004-36 Class FJ,
Obligations - 3.2%                           5.63% due 3/25/2018 (a)                                                    2,098,321
                                   59,521    Freddie Mac Multiclass Certificates Series 1625 Class FG, 5.077%
                                             due 12/15/2008 (a)                                                            59,339
                                9,828,032    Ginnie Mae Trust Series 2005-9 Class IO
                                             0.778% due 1/16/2045 (g)                                                     520,049
                                7,923,656    Ginnie Mae Trust Series 2005-76 Class IO
                                             0.882% due 9/16/2045 (g)                                                     450,949
                                7,939,209    Ginnie Mae Trust Series 2005-90 Class IO
                                             0.912% due 11/16/2045 (g)                                                    435,073

                                             Total Government Agency Mortgage-Backed Securities -
                                             Collateralized Mortgage Obligations
                                             (Cost - $3,531,443) - 3.2%                                                 3,563,731


                                             Non-Government Agency Mortgage-Backed Securities+
Collateralized Mortgage         1,003,972    ABN AMRO Mortgage Corp. Series 2003-2 Class 2A1,
Obligations - 17.4%                          5.83% due 3/25/2018 (a)                                                    1,002,980
                                  770,611    Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4,
                                             5.73% due 3/25/2034 (a)                                                      772,805
                                  650,683    Countrywide Home Loan Mortgage Pass-Through Trust Series
                                             2004-J2 Class A2, 5.83% due 3/25/2034 (a)                                    653,060
                                1,521,378    Countrywide Home Loan Mortgage Pass-Through Trust Series
                                             2004-J7 Class 1A1, 5.78% due 8/25/2034 (a)                                 1,523,338
                                  595,346    First Horizon Mortgage Pass-Through Trust Series 2003-4 Class
                                             2A2, 5.774% due 6/25/2018 (a)                                                598,468
                                1,916,992    GMAC Mortgage Corp. Loan Trust Series 2004-J2 Class A2,
                                             5.83% due 6/25/2034 (a)                                                    1,923,572
                                  251,062    Granite Mortgages Plc Series 2002-1 Class 1C,
                                             6.80% due 4/20/2042 (a)                                                      252,229
                                  500,000    Granite Mortgages Plc Series 2003-1 Class 1C,
                                             6.95% due 1/20/2043 (a)                                                      508,570
                                1,900,000    Holmes Financing Plc Series 8 Class 2C, 6.227% due 7/15/2040 (a)           1,901,781
                                3,000,000    Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1,
                                             5.93% due 11/25/2034 (a)                                                   3,012,850
                                2,000,000    MASTR Asset Securitization Trust Series 2003-7 Class 4A37, 5.73%
                                             due 9/25/2033 (a)                                                          1,966,357
                                  521,431    Residential Accredit Loans, Inc. Series 2004-QS8 Class A4, 5.73%
                                             due 6/25/2034 (a)                                                            523,711
                                  794,577    Residential Accredit Loans, Inc. Series 2005-QS12 Class A8,
                                             5.669% due 8/25/2035 (a)                                                     794,918
                                2,253,531    Residential Funding Mortgage Security I Series 2003-S14 Class A5,
                                             5.73% due 7/25/2018 (a)                                                    2,261,453
                                1,225,358    Residential Funding Mortgage Security I Series 2003-S14 Class A6,
                                             5.73% due 7/25/2018 (a)                                                    1,227,799
                                  498,829    Washington Mutual Series 2005-AR2 Class B5,
                                             6.33% due 1/25/2045 (a)                                                      497,114

                                             Total Non-Government Agency Mortgage-Backed Securities -
                                             Collateralized Mortgage Obligations
                                             (Cost - $19,442,541) - 17.4%                                              19,421,005


                               Beneficial
                                 Interest    Short-Term Securities
                            $  10,357,240    Merrill Lynch Liquidity Series, LLC
                                             Cash Sweep Series I, 5.11% (d)(e)                                         10,357,240

                                             Total Short-Term Securities
                                             (Cost - $10,357,240) - 9.3%                                               10,357,240

                                             Total Investments
                                             (Cost - $110,637,954) - 100.0%                                           111,544,131


                                Number of
                              Contracts++    Options Written
Call Options Written                    2    Consumer Price Index (CPI) Linked Floor at USD 1,
                                             expiring April 2009, Broker Morgan Stanley Capital Services, Inc.               (20)

                                             Total Options Written
                                             (Premiums Received - $3,200) - 0.0%                                             (20)

                                             Total Investments, Net of Options Written
                                             (Cost - $110,634,754*) - 100.0%                                          111,544,111
                                             Liabilities in Excess of Other Assets - (0.0%)                              (38,326)
                                                                                                                  ---------------
                                             Net Assets - 100.0%                                                  $   111,505,785
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of August 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    110,616,957
                                                   ================
    Gross unrealized appreciation                  $      2,797,321
    Gross unrealized depreciation                       (1,870,167)
                                                   ----------------
    Net unrealized appreciation                    $        927,154
                                                   ================


  + Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

 ++ One contract represents a notional amount of $1,000,000.

(a) Floating rate security.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Represents a structured note; the interest rate shown reflects the effective yield at the time of purchase.

(d) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series, LLC
    Cash Sweep Series I                        $    (561,498)     $  416,565


(e) Represents the current yield as of August 31, 2006.

(f) Restricted security as to resale, representing 0.4% of net assets, was as follows:


                                     Acquisition
    Issue                                Date           Cost          Value

    Sigma Finance Corp.,
    5.499% due 3/31/2014              3/26/2004      $  500,000     $  501,281


(g) Represents the interest only portion of a mortgage-backed obligation.

  o For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts sold as of August 31, 2006 were as follows:


    Number of                         Expiration        Face       Unrealized
    Contracts   Issue                    Date          Value      Depreciation

       41       5 - Year U.S.
                Treasury Bond       December 2006   $ 4,290,803    $  (18,681)
       38       10 - Year U.S.
                Treasury Bond       December 2006   $ 4,062,943       (17,307)
                                                                   -----------
    Total Unrealized Depreciation - Net                            $  (35,988)
                                                                   ===========


  o Swaps outstanding as of August 31, 2006, were as follows:


                                                                  Unrealized
                                                    Notional     Appreciation
                                                     Amount     (Depreciation)

    Sold credit default protection on
    Dow Jones CDX North America Investment
    Grade Index Series 2 and receive 0.60%

    Broker, JPMorgan Chase
    Expires September 2009                          $ 1,984,000    $    20,167

    Sold credit default protection on
    Fannie Mae and receive 0.18%

    Broker, Lehman Brothers Special Finance
    Expires March 2010                              $ 1,000,000          4,139

    Sold credit default protection on
    Freddie Mac and receive 0.15%

    Broker, Lehman Brothers Special Finance
    Expires June 2010                               $ 4,000,000         14,212

    Sold credit default protection on
    Fannie Mae and receive 0.48%

    Broker, Deutsch Bank AG
    Expires June 2010                               $ 2,000,000         24,060

    Receive a floating rate based on
    1-month LIBOR plus 0.47%, which is
    capped at a fixed coupon of 6.0%,
    and pay a floating rate based on
    1-month LIBOR

    Broker, Credit Suisse First Boston International
    Expires June 2011                               $ 4,500,000        (2,789)

    Sold credit default protection on
    Holmes Financing Plc Series 8 Class
    2C and receive 0.55%

    Broker, Deutsch Bank AG
    Expires July 2040                               $ 2,000,000        (6,018)

    Sold credit default protection on
    Permanent Financing Plc
    Series 4 Class 2C and receive 0.55%

    Broker, Deutsch Bank AG
    Expires June 2042                               $ 2,000,000        (6,566)

    Sold credit default protection on
    Granite Mortgages Plc Series 2004-2
    Class 1C and receive 0.45%

    Broker, Deutsch Bank AG
    Expires June 2044                               $   271,000        (3,011)
                                                                   -----------
    Total                                                          $    44,194
                                                                   ===========


Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
          (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Real Investment Fund and Master Real Investment Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Real Investment Fund and Master Real Investment Trust


Date:  October 19, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Real Investment Fund and Master Real Investment Trust


Date:  October 19, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Real Investment Fund and Master Real Investment Trust


Date:  October 19, 2006